ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the year	$ 4,609	$ 3,288	$ 17,646
Charge to expenses	2,439	1,242	2,044
Write off		34	(17,279)
Exchange adjustment	173	45	877
Balance at end of the year	$ 7,221	$ 4,609	$ 3,288